A, C, Y Prospectus | PACE® Small/Medium Co Value Equity Investments
PACE® Small/Medium Co Value Equity Investments
Investment objective
Capital appreciation.
Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the UBS family of funds. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" on page 109 of the prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" on page 208 of the fund's Statement of Additional Information.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees A, C, Y Prospectus PACE® Small/Medium Co Value Equity Investments	CLASS A	CLASS C	CLASS Y
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	5.50%	none	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none	1.00%	none
Exchange fee	none	none	none
Redemption fee (as a % of the amount redeemed within 90 days of purchase, if applicable)	1.00%	1.00%	1.00%

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses A, C, Y Prospectus PACE® Small/Medium Co Value Equity Investments		CLASS A	CLASS C	CLASS Y
Management fees		0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none
Other expenses (includes administration fee of 0.10%)		0.33%	0.33%	0.49%
Acquired fund fees and expenses	[1]	0.06%	0.06%	0.06%
Total annual fund operating expenses		1.34%	2.09%	1.25%
Management fee waiver/expense reimbursements	[2]			0.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursements	[2]	1.34%	2.09%	1.22%
[1]	Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" will differ from those presented in the Financial highlights.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses of each class through March 31, 2015 (excluding dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses) would not exceed 1.41% for Class A, 2.16% for Class C and 1.16% for Class Y. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the fund's expenses in any of those three years to exceed these expense caps. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example A, C, Y Prospectus PACE® Small/Medium Co Value Equity Investments (USD $)		1 year	3 years	5 years	10 years
CLASS A	[1]	679	951	1,244	2,074
CLASS C	[1]	312	655	1,124	2,421
CLASS Y	[1]	124	394	683	1,509
[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreements for the first year only.

Expense Example No Redemption (USD $)		1 year	3 years	5 years	10 years
A, C, Y Prospectus PACE® Small/Medium Co Value Equity Investments CLASS C	[1]	212	655	1,124	2,421
[1]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreements for the first year only.

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.

Principal strategies

Principal investments

The fund invests primarily in stocks of companies that are believed to be undervalued or overlooked in the marketplace. These stocks also generally have price-to-earnings ("P/E") ratios below the market average. Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in equity securities issued by small/medium capitalization companies. As of the date of this prospectus, small/medium capitalization companies means companies with a total market capitalization of less than $6.0 billion at the time of purchase. Effective April 28, 2014, small/medium capitalization companies means companies with a total market capitalization within the market capitalization range of the companies in the Russell 2500® Value Index at the time of purchase. The fund invests only in stocks that are traded on major exchanges or the over-the-counter market.

The fund may from time to time invest a significant portion of its assets in the stocks of companies in various economic sectors, such as financials or technology. The fund may invest, to a limited extent, in stocks of companies with larger total market capitalizations and other securities, including securities convertible into stocks.

The fund may invest up to 10% of its total assets in non-US securities, which may trade either within or outside the US.

Management process

The fund employs a "manager of managers" structure. UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's investment advisor(s) and recommend their hiring, termination and replacement. Metropolitan West Capital Management, LLC ("MetWest Capital"), Systematic Financial Management, L.P. ("Systematic") and Kayne Anderson Rudnick Investment Management, LLC ("Kayne Anderson Rudnick") currently serve as the fund's investment advisors. The relative value of each investment advisor's share of the fund's assets may change over time.

MetWest Capital directly researches smaller capitalization businesses it views as "high-quality" and attempts to identify companies selling below intrinsic value with one or more clear catalysts to realize full value within the investment time horizon (typically two to four years). MetWest Capital utilizes a bottom-up, fundamental, research-driven, low-risk style that it believes is ideally suited to the small cap market segment, along with a long-term focus that attempts to take advantage of opportunities presented by short-term anomalies in high-quality stocks.

Systematic employs an investment approach that utilizes (1) quantitative screening of all companies within the small/mid capitalization universe and (2) fundamental research, which seeks to gauge investor expectations by focusing on key revenue and margin assumptions underlying earnings estimates. Systematic's investment philosophy is predicated on its belief that stock prices reflect the market's estimates of earnings, and as revisions to those estimates are made by the market, stock prices will follow suit. By focusing only on companies whose fundamentals are improving, as confirmed by Systematic's research analysis and as evidenced by a positive earnings surprise, Systematic's process seeks to avoid the chances of buying stocks that have experienced significant price depreciation and, as a result, are mistaken as value stocks. Systematic is expected to typically invest in 60 to 90 securities, with a market capitalization range generally consistent with that of the fund's benchmark.

Kayne Anderson Rudnick employs a fundamental, bottom-up, research-driven investment style and utilizes a disciplined investment process to identify high-quality companies that possess solid investment-grade balance sheets, generate positive cash flow, and whose securities can be acquired at attractive valuations. Kayne Anderson Rudnick's first-hand fundamental research process involves carefully evaluating a company from a three-tiered perspective involving qualitative, financial, and valuation analyses. Qualitative analysis assesses the company's long-term market positioning in terms of market structure and prospects, business model and strategies, and competitive advantages. Financial analysis involves an historical examination of the income statement, cash flow statement, balance sheet, and associated ratios on an absolute and peer relative basis. Valuation analysis determines the current and potential value of each company in the investable universe. The portfolio managers establish price ranges for each security held, these prices are developed in consideration of expected return and comparative valuation, and they are actively monitored. Sector weights are also actively evaluated.

Principal risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks presented by an investment in the fund are:

Equity risk: Stocks and other equity securities, and securities convertible into stocks, generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

Sector risk: Because the fund may invest a significant portion of its assets in the stocks of companies in particular economic sectors, economic changes adversely affecting such a sector may have more of an impact on the fund's performance than another fund having a broader range of investments.

Limited capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers. In addition, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by an investment advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table. The bar chart does not reflect the sales charges of the fund's Class C shares; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. This may be particularly true given that other investment advisors were responsible for managing portions of the fund's assets during previous periods. On October 1, 2005, MetWest Capital assumed day-to-day management of a portion of the fund's assets. On May 28, 2009, Systematic assumed responsibility for managing a portion of the fund's assets. Kayne Anderson Rudnick assumed day-to-day management of a separate portion of the fund's assets on March 6, 2012. Updated performance for the fund is available at http://globalam-us.ubs.com/corpweb/performance.do.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class C shares' after-tax returns shown.

PACE Small/Medium Co Value Equity Investments Annual Total Returns of Class C Shares

Best quarter during calendar years shown—2Q 2009: 27.19% Worst quarter during calendar years shown—4Q 2008: (27.90)%
Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2013)
Average Annual Returns A, C, Y Prospectus PACE® Small/Medium Co Value Equity Investments	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS A	27.91%	18.31%	6.97%	Nov. 27, 2000
CLASS C	33.43%	18.78%	6.77%	Nov. 27, 2000
CLASS Y	35.53%	19.92%	7.89%	Dec. 20, 2000
After Taxes on Distributions CLASS C	28.93%	17.98%	5.58%
After Taxes on Distributions and Sale of Fund Shares CLASS C	21.72%	15.21%	5.41%
Russell 2500 Value Index (Index reflects no deduction for fees, expenses or taxes.)	33.32%	19.61%	9.29%